Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [abstract]
Sales	$ 1,144,434	$ 1,615,222	$ 2,242,002	[1]
Silicon Metal Product Line [Member]
Disclosure of products and services [abstract]
Sales	463,217	539,872	933,366
Manganese Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	267,469	447,311	527,757
Ferrosilicon Product Line [Member]
Disclosure of products and services [abstract]
Sales	176,447	275,368	359,374
Other Silicon Based Alloys Product Line [Member]
Disclosure of products and services [abstract]
Sales	126,817	181,736	215,697
Silica Fume Product Line [Member]
Disclosure of products and services [abstract]
Sales	25,888	33,540	37,061
Energy Product Line [Member]
Disclosure of products and services [abstract]
Sales			12,149
Other Product Lines [Member]
Disclosure of products and services [abstract]
Sales	$ 84,596	$ 137,395	$ 156,598

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).